ANNUAL REPORT DECEMBER 31, 2001

JPMORGAN FUNDS

U.S. Disciplined
Equity Portfolio




[LOGO]JPMORGAN FLEMING
      ASSET MANAGEMENT

CONTENTS

President's Letter                                  1

JPMorgan U.S. Disciplined Equity Portfolio
Portfolio Commentary                                3

Portfolio of Investments                            6

Financial Statements                               14

Notes to Financial Statements                      17

Financial Highlights                               22




HIGHLIGHTS

-  Large cap U.S. equities fall for second consecutive year

-  Successful policy response to September 11th terrorist attacks

-  U.S. and international equity markets rebound in final quarter



NOT FDIC INSURED   May lose value / No bank guarantee
JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan U.S. DISCIPLINED EQUITY PORTFOLIO

PRESIDENT'S LETTER                                              FEBRUARY 4, 2002

DEAR SHAREHOLDER:

We are pleased to present the annual report for the JPMorgan U.S. Disciplined Equity Portfolio for the year ended December 31, 2001.

A SOBERING YEAR

2001 was a disappointing year for equities. After a decade of uninterrupted economic growth in the United States and most of the developed world, economic activity decelerated dramatically. The U.S. economy slowed significantly, particularly in the second half of the year. Growth also deteriorated in Europe and the United Kingdom, while Japan experienced a serious recession. Consequently, U.S. large cap equities fell for the second year in a row and international equity markets also dropped.

The September 11th terrorist attacks on the United States compounded the world's already serious economic difficulties. In the equity markets, the following fortnight saw a frightening fall in prices.

However, the economic slowdown appears to have been relatively mild and chiefly confined to the technology and telecommunications industries. Capital spending slowed dramatically in these sectors and the loss of confidence fed through to the broader economy. This was different from previous economic cycles, where central banks have normally triggered slowdowns by raising rates to curb runaway consumer spending.

The economic situation was reflected in equity markets. The worst stock price declines were in technology and telecommunications companies. Additionally, the stretched valuations of large caps meant that they had further to fall. In the United States, the technology-laden NASDAQ Index fell 29.2%, the broad-based S&P 500 Index declined 11.9% and the small cap S&P 600 actually rose 6.5%. To a certain extent, this scenario was repeated in international markets.

STRONG FINAL QUARTER

By October, equity markets began to sense a pick up in economic activity. From focusing on fear and recession, investors viewed the developed world's fiscal, monetary and military actions with increasing optimism. The Federal Reserve Board had accelerated its program of rate cuts following the September terrorist attacks, and by the year-end rates had been eased 11 times in 2001, falling a total of 6.5% to 1.75%. Rates were also cut in Europe, the United Kingdom and Japan.

In the final quarter, the S&P 500 Index rose 10.7% and the MSCI EAFE Index, which tracks international markets, climbed 7.0%. At JPMorgan Fleming Asset Management, a number of our funds were well positioned for this rally. Following September's mini-crash, some portfolio managers chose to buy more of their favored stocks at exceptionally cheap prices.

OUTLOOK

We believe that the optimism expressed by markets in late 2001 is broadly justified. The decisive actions of the Fed and other central banks is likely to cause a recovery in the second half of 2002, although corporate earnings growth is unlikely to be as rapid as it was in the late 1990s. The one exception to this picture is Japan, where deep-rooted economic difficulties remain. However, equities everywhere are fully valued and so stock selection is more important than ever.

Finally, we would once again like to express our deep sorrow to those affected by the year's horrific terrorist attacks.

Sincerely yours,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMorgan U.S. DISCIPLINED EQUITY PORTFOLIO
AS OF DECEMBER 31, 2001

HOW THE PORTFOLIO PERFORMED

JPMorgan U.S. Disciplined Equity Portfolio, which seeks to provide a consistently high total return from a broadly diversified portfolio of U.S. stocks, fell 11.91% for the year ended December 31, 2001. This compares to a loss of 11.88% from the S&P 500 Index, the Portfolio's benchmark.

HOW THE PORTFOLIO WAS MANAGED

The equity markets in 2001 were plagued by weakening macroeconomic data, continued shortfalls in corporate earnings, a rapidly deteriorating technology sector, reduced consumer and capital spending, and increasingly large and more frequent corporate layoffs.

In several attempts to turn the tide, the Federal Reserve Board lowered interest rates a record 11 times during the year. Then, on September 11th, the World Trade Center and the Pentagon were attacked by terrorists. Ten days later, on September 21st, the S&P 500 and the Nasdaq closed at 965.80 and 1423.19, respectively, their lowest levels since August 1998.

Coming into the 11th, it was our belief that the economy was nearing a bottom. As such, the stocks that we favored were those that were well positioned for an economic recovery. The attacks not only pushed out the recovery horizon, but also made the prospects of a recession a near certainty. As a consequence, investors focused on stocks with near-term earnings certainty when the market re-opened on September 17th, an environment that proved difficult for our stock picking approach which focuses on companies' longer-term earnings prospects. As such, the Portfolio was less than ideally positioned in this new (if temporary) environment and underperformed the S&P 500 in September.

Against the possibility of additional, major market turmoil, our investment philosophy of identifying relative value within sectors remained unchanged in the months that followed. Given the reality of a more difficult, higher risk economic environment, an increased emphasis on strong balance sheets and high quality management was, however, warranted. As in past crises, we looked for opportunities to buy solid companies at depressed prices, while avoiding those that looked cheap but also looked to be vulnerable to a weak economy. This is an approach that worked well as all major indices rebounded strongly in the fourth quarter from their September lows.

Stock selection added value in 14 out of 19 sectors, with stock picking in the utilities, energy and health services & systems sectors contributing most significantly to performance. On the other hand, security selection in the software & services, telecommunications and network technology sectors detracted most from performance.

LOOKING AHEAD

Economic data ended the year on a high note as the economy continues to show signs of stabilization. Initial claims, consumer confidence, and industrial surveys have improved significantly from their low levels and point to eventual recovery in 2002. However, statistics of actual economic activity continue to reveal a fragile economy as payrolls, consumption, and industrial production remain at recessionary levels. Continued support from monetary policy over the coming months will be crucial in enabling the economy to begin a self-sustaining recovery. In this environment, the Portfolio's sector-neutral stock picking strategy, which is based on identifying relative value in a company's long-term fundamentals and earnings prospects, should continue to perform well.


                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Finance                                          14.3%
Pharmaceuticals                                  11.4%
Industrial Cyclical                               9.0%
Consumer Cyclical                                 7.2%
Telecommunications                                6.8%
Energy                                            6.8%
Retail                                            6.2%
Software & Services                               5.8%
Insurance                                         4.7%
Consumer Services                                 4.6%
Semiconductors                                    4.3%
Systems Hardware                                  4.1%
Consumer Staples                                  3.9%
Utilities                                         2.6%
Health Services & Systems                         2.5%
Basic Materials                                   2.4%
Network Technology                                2.1%
U.S. Government Agency Securities                 0.8%
U.S. Treasury Securities                          0.3%
Real Estate Investment Trust                      0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (3.8%) Develops, manufactures, licenses, sells and supports software products.

2. GENERAL ELECTRIC CO. (3.7%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

3. CITIGROUP, INC. (3.5%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

4. EXXON MOBIL CORP. (3.0%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations.

5. INTERNATIONAL BUSINESS MACHINES CORP. (2.6%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

6. INTEL CORP. (2.2%) Designs, manufactures and sells computer components and related products. Major products include microproces sors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

7. TYCO INTERNATIONAL (2.1%) A diversified manufacturing and service company with operations around the world. The Company manufactures, services and installs electrical and electronic components, undersea telecommunications systems and fire protection and security systems. The Company also manufactures flow control valves, healthcare and specialty products and plastics.

8. WAL-MART STORES, INC. (2.0%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

9. PHILIP MORRIS COMPANIES, INC. (1.9%) Through its subsidiaries, the Company provides a complete range of manufacturing and selling of a variety of consumer products. It also provides tobacco products, as well as packaged foods such as cheese, processed meat products, coffee and grocery products.

10. AMERICAN HOME PRODUCTS CORP. (1.8%) Discovers, develops, manufactures, distributes, and sells pharmaceuticals and consumer healthcare products. The Company's products include branded and generic ethical pharmaceuticals, biologicals, nutritionals and animal biologicals and pharmaceuticals.


TOP 10 EQUITY HOLDINGS COMPRISED 26.6% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($62,339,281). AS OF DECEMBER 31, 2001, THE FUND HELD 240 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.


                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                                                                     SINCE  INCEPTION
                                               1 YEAR        3 YEARS     5 YEARS         (1/3/95)
U.S. Disciplined Equity Portfolio             -11.91%         -2.40%       7.88%          13.12%

10-YEAR PERFORMANCE (04/30/91 TO 04/30/01)

[CHART]

                 JPMORGAN                           LIPPER VARIABLE ANNUITY
             U.S. DISCIPLINED                          GROWTH AND INCOME
            EQUITY PORTFOLIO      S&P 500 INDEX          FUNDS AVERAGE
12/31/94         $10,000            $10,000                 $10,000
01/31/95         $10,210            $10,259                 $10,148
02/28/95         $10,650            $10,658                 $10,520
03/31/95         $11,040            $10,972                 $10,787
04/30/95         $11,289            $11,295                 $11,039
05/31/95         $11,719            $11,746                 $11,396
06/30/95         $11,940            $12,018                 $11,646
07/31/95         $12,370            $12,416                 $12,045
08/31/95         $12,419            $12,447                 $12,157
09/30/95         $12,779            $12,972                 $12,542
10/31/95         $12,439            $12,926                 $12,390
11/30/95         $13,160            $13,492                 $12,964
12/31/95         $13,377            $13,752                 $13,175
01/31/96         $13,737            $14,220                 $13,536
02/29/96         $14,033            $14,352                 $13,732
03/31/96         $14,317            $14,490                 $13,918
04/30/96         $14,607            $14,703                 $14,163
05/31/96         $14,790            $15,081                 $14,438
06/30/96         $14,618            $15,138                 $14,399
07/31/96         $13,844            $14,469                 $13,784
08/31/96         $14,360            $14,774                 $14,178
09/30/96         $15,016            $15,604                 $14,819
10/31/96         $15,231            $16,035                 $15,115
11/30/96         $16,500            $17,246                 $16,084
12/31/96         $16,221            $16,904                 $15,934
01/31/97         $17,145            $17,959                 $16,626
02/28/97         $17,216            $18,101                 $16,741
03/31/97         $16,649            $17,359                 $16,157
04/30/97         $17,332            $18,394                 $16,745
05/31/97         $18,457            $19,517                 $17,764
06/30/97         $19,020            $20,386                 $18,443
07/31/97         $20,659            $22,007                 $19,765
08/31/97         $19,918            $20,774                 $19,127
09/30/97         $20,780            $21,911                 $20,085
10/31/97         $19,905            $21,179                 $19,400
11/30/97         $20,373            $22,159                 $19,912
12/31/97         $20,681            $22,540                 $20,243
01/31/98         $20,811            $22,788                 $20,281
02/28/98         $22,297            $24,431                 $21,661
03/31/98         $23,191            $25,682                 $22,661
04/30/98         $23,627            $25,944                 $22,824
05/31/98         $23,466            $25,498                 $22,375
06/30/98         $23,729            $26,533                 $22,731
07/31/98         $23,205            $26,252                 $22,142
08/31/98         $19,617            $22,459                 $18,980
09/30/98         $21,120            $23,898                 $19,995
10/31/98         $22,651            $25,839                 $21,471
11/30/98         $24,329            $27,405                 $22,553
12/31/98         $25,500            $28,983                 $23,546
01/31/99         $26,191            $30,195                 $23,974
02/28/99         $25,143            $29,255                 $23,260
03/31/99         $26,237            $30,426                 $24,060
04/30/99         $27,709            $31,603                 $25,568
05/31/99         $27,368            $30,857                 $25,277
06/30/99         $29,029            $32,570                 $26,326
07/31/99         $28,036            $31,554                 $25,583
08/31/99         $27,891            $31,396                 $25,092
09/30/99         $27,076            $30,536                 $24,264
10/31/99         $28,508            $32,469                 $25,252
11/30/99         $28,965            $33,128                 $25,570
12/31/99         $30,227            $35,076                 $26,600
01/31/00         $28,625            $33,315                 $25,449
02/29/00         $27,999            $32,685                 $24,845
03/31/00         $30,838            $35,882                 $27,087
04/30/00         $29,786            $34,802                 $26,642
05/31/00         $29,083            $34,088                 $26,493
06/30/00         $29,801            $34,927                 $26,363
07/31/00         $29,369            $34,382                 $26,253
08/31/00         $31,167            $36,517                 $28,004
09/30/00         $29,206            $34,589                 $27,180
10/31/00         $29,154            $34,444                 $27,534
11/30/00         $26,673            $31,730                 $25,873
12/31/00         $26,907            $31,885                 $26,937
01/31/01         $28,046            $33,017                 $27,607
02/28/01         $25,409            $30,009                 $26,097
03/31/01         $23,765            $28,110                 $24,764
04/30/01         $25,776            $30,291                 $26,505
05/31/01         $26,065            $30,494                 $26,849
06/30/01         $25,468            $29,753                 $26,242
07/31/01         $25,198            $29,461                 $25,975
08/31/01         $23,570            $27,620                 $24,645
09/30/01         $21,364            $25,391                 $22,538
10/31/01         $21,798            $25,876                 $22,919
11/30/01         $23,515            $27,861                 $24,470
12/31/01         $23,709            $28,106                 $24,852

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Portfolio commenced operations on 1/3/95.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sale charges, but includes reinvestment of all distributions. The performance of the benchmarks reflects an initial investment at the end of the month preceding the Portfolio's commencement of operations. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Variable Annuity Growth and Income Funds Average describes the average total return for all the funds in the indicated Lipper category, as defined by Lipper Inc.. Investors cannot invest directly in an index.


                                  (UNAUDITED)

PORTFOLIO OF INVESTMENTS
As of December 31, 2001

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 98.9%
----------------------------------------------------------------------------------
                Common Stocks -- 98.9%
                ----------------------
                AEROSPACE -- 1.2%
     3,500      Boeing Co.                                           $   135,730
       600      General Dynamics Corp.                                    47,784
     2,700      Goodrich Corp.                                            71,874
     1,500      Lockheed Martin Corp.                                     70,005
     6,700      United Technologies Corp.                                433,021
                                                                     -----------
                                                                         758,414

                AGRICULTURAL PRODUCTION/SERVICES -- 0.0%
       600      Monsanto Co.                                              20,280

                AIRLINES -- 0.2%
       800      AMR Corp. *                                               17,736
     4,200      Delta Air Lines, Inc.                                    122,892
                                                                     -----------
                                                                         140,628

                APPAREL -- 0.4%
     3,200      Jones Apparel Group, Inc. *                              106,144
     3,100      Nike, Inc., Class B                                      174,344
                                                                     -----------
                                                                         280,488

                APPLIANCES & HOUSEHOLD DURABLES -- 0.1%
     1,800      Masco Corp.                                               44,100

                AUTOMOTIVE -- 0.8%
     3,300      Delphi Automotive Systems Corp.                           45,078
     6,400      Ford Motor Co.                                           100,608
       600      Harley-Davidson, Inc.                                     32,586
     3,000      Johnson Controls, Inc.                                   242,250
     1,100      Lear Corp. *                                              41,954
     3,200      Visteon Corp.                                             48,128
                                                                     -----------
                                                                         510,604
                BANKING -- 4.3%
     1,200      Astoria Financial Corp.                                   31,752
     3,700      Bank of New York Co., Inc.                               150,960
    12,000      Bank One Corp.                                           468,600
     1,100      Banknorth Group, Inc.                                     24,772
       400      BB&T Corp.                                                14,444
       800      Compass Bancshares, Inc.                                  22,640
       100      FirstMerit Corp.                                           2,709
     2,000      Golden State Bancorp., Inc.                               52,300
     3,000      GreenPoint Financial Corp.                               107,250
     1,400      Hibernia Corp., Class A                                   24,906
     1,000      IndyMac Bancorp., Inc. *                                  23,380
       600      Marshall & Ilsley Corp.                                   37,968
     1,400      National Commerce Financial Corp.                         35,420
       600      Northern Trust Corp.                                      36,132
     5,400      PNC Financial Services Group, Inc.                       303,480
     1,200      SouthTrust Corp.                                          29,604
       800      SunTrust Banks, Inc.                                      50,160
    28,900      U.S. Bancorp.                                            604,877
     2,000      Union Planters Corp.                                      90,260
     3,600      Wachovia Corp.                                           112,896

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
    14,300      Washington Mutual, Inc.                              $   467,610
       300      Wilmington Trust Corp.                                    18,993
                                                                     -----------
                                                                       2,711,113
                BIOTECHNOLOGY -- 1.4%
    11,200      Amgen, Inc. *                                            632,128
       500      Applied Biosystems Group -- Applera Corp.                19,635
     5,800      Human Genome Sciences, Inc. *                            195,576
                                                                     -----------
                                                                         847,339
                BROADCASTING/CABLE -- 0.9%
     1,900      Adelphia Communications Corp., Class A *                  59,242
     8,100      Charter Communications, Inc., Class A  *                 133,083
    10,000      Comcast Corp., Class A *                                 360,000
                                                                     -----------
                                                                         552,325
                BUSINESS SERVICES -- 1.1%
     3,800      Automatic Data Processing, Inc.                          223,820
    24,400      Cendant Corp. *                                          478,484
                                                                     -----------
                                                                         702,304
                CHEMICALS -- 1.0%
       200      Air Products & Chemicals, Inc.                             9,382
     6,800      Dow Chemical Co.                                         229,704
     3,300      PPG Industries, Inc.                                     170,676
     4,000      Praxair, Inc.                                            221,000
       300      Rohm & Haas Co.                                           10,389
                                                                     -----------
                                                                         641,151
                COMPUTER NETWORKS -- 2.1%
    60,100      Cisco Systems, Inc. *                                  1,088,411
     1,000      Computer Sciences Corp. *                                 48,980
     2,100      Electronic Data Systems Corp.                            143,955
                                                                     -----------
                                                                       1,281,346
                COMPUTER SOFTWARE -- 5.6%
     5,000      BEA Systems, Inc. *                                       77,000
     2,200      Citrix Systems, Inc. *                                    49,852
       800      Computer Associates International, Inc.                   27,592
    35,300      Microsoft Corp. *                                      2,338,625
     6,800      NCR Corp. *                                              250,648
    30,500      Oracle Corp. *                                           421,205
     6,900      Siebel Systems, Inc. *                                   193,062
     2,400      Veritas Software Corp. *                                 107,592
                                                                     -----------
                                                                       3,465,576
                COMPUTERS/COMPUTER HARDWARE -- 4.1%
    17,500      Dell Computer Corp. *                                    475,650
       700      EMC Corp. *                                                9,408
     6,200      Hewlett-Packard Co.                                      127,348
    13,400      International Business Machines Corp.                  1,620,864
    28,000      Sun Microsystems, Inc. *                                 344,400
                                                                     -----------
                                                                       2,577,670
                CONSUMER PRODUCTS -- 4.3%
       100      Black & Decker Corp.                                       3,773
     6,800      Colgate-Palmolive Co.                                    392,700


                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
     5,500      Gillette Co.                                         $   183,700
     2,600      Kimberly-Clark Corp.                                     155,480
    26,200      Philip Morris Companies, Inc.                          1,201,270
     9,100      Procter & Gamble Co.                                     720,083
                                                                     -----------
                                                                       2,657,006
                DIVERSIFIED -- 5.7%
    57,100      General Electric Co.                                   2,288,568
    21,700      Tyco International LTD (Bermuda)                       1,278,130
                                                                     -----------
                                                                       3,566,698
                ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.2%
     2,100      Emerson Electric Co.                                     119,910

                ENVIRONMENTAL SERVICES -- 0.5%
    10,300      Waste Management, Inc.                                   328,673

                FINANCIAL SERVICES -- 9.1%
     2,500      AmeriCredit Corp. *                                       78,875
     7,100      Capital One Financial Corp.                              383,045
    23,500      Charles Schwab Corp.                                     363,545
    42,700      Citigroup, Inc.                                        2,155,496
    10,600      Countrywide Credit Industries, Inc.                      434,282
    12,100      E*Trade Group, Inc. *                                    124,025
    10,500      Fannie Mae                                               834,750
     6,200      Freddie Mac                                              405,480
     3,000      Goldman Sachs Group, Inc.                                278,250
     3,900      Household International, Inc.                            225,966
     2,700      Instinet Group, Inc. *                                    27,135
       300      Legg Mason, Inc.                                          14,994
     3,000      MBNA Corp.                                               105,600
       700      Merrill Lynch & Co., Inc.                                 36,484
     4,400      Stilwell Financial, Inc.                                 119,768
     1,700      T. Rowe Price Group, Inc.                                 59,041
                                                                     -----------
                                                                       5,646,736
                FOOD/BEVERAGE PRODUCTS -- 3.9%
       100      Anheuser-Busch Companies, Inc.                             4,521
    15,900      Coca-Cola Co.                                            749,685
       600      Kellogg Co.                                               18,060
     7,300      Kraft Foods, Inc., Class A                               248,419
     7,700      PepsiCo, Inc.                                            374,913
    11,300      Safeway, Inc. *                                          471,775
     7,900      Sysco Corp.                                              207,138
     5,800      Unilever NV, N.Y. Registered Shares (Netherlands)        334,138
                                                                     -----------
                                                                       2,408,649
                HEALTH CARE/HEALTH CARE SERVICES -- 2.5%
     9,700      Baxter International, Inc.                               520,211
     5,000      Becton, Dickinson & Co.                                  165,750
     1,000      C.R. Bard, Inc.                                           64,500
     4,800      Guidant Corp. *                                          239,040
     4,900      HCA, Inc.                                                188,846
     1,200      St. Jude Medical, Inc. *                                  93,180
     4,500      Tenet Healthcare Corp. *                                 264,240
                                                                     -----------
                                                                       1,535,767

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
                HOTELS/OTHER LODGING -- 0.5%
     5,000      Marriott International, Inc., Class A                $   203,250
     2,800      Starwood Hotels & Resorts Worldwide, Inc.                 83,580
                                                                     -----------
                                                                         286,830
                INSURANCE -- 4.7%
     8,700      AFLAC, Inc.                                              213,672
     8,900      Allstate Corp.                                           299,930
     3,100      Ambac Financial Group, Inc.                              179,366
    10,200      American International Group, Inc.                       809,880
     3,900      CIGNA Corp.                                              361,335
     2,400      Jefferson-Pilot Corp.                                    111,048
     3,300      Lincoln National Corp.                                   160,281
     3,200      MBIA, Inc.                                               171,616
     9,700      MetLife, Inc.                                            307,296
       800      Protective Life Corp.                                     23,144
     2,700      Prudential Financial, Inc. *                              89,613
     2,200      Torchmark Corp.                                           86,526
     4,200      UnumProvident Corp.                                      111,342
                                                                     -----------
                                                                       2,925,049
                INTERNET SERVICES/SOFTWARE -- 0.2%
       900      eBay, Inc. *                                              60,210
     2,000      VeriSign, Inc. *                                          76,080
                                                                     -----------
                                                                         136,290
                LEASING -- 0.0%
       100      GATX Corp.                                                 3,252

                MACHINERY & ENGINEERING EQUIPMENT -- 0.4%
     2,300      Caterpillar, Inc.                                        120,175
     2,500      Ingersoll-Rand Co.                                       104,525
       900      Rockwell International Corp.                              16,074
                                                                     -----------
                                                                         240,774
                MANUFACTURING -- 0.6%
     1,000      Cooper Industries, Inc.                                   34,920
     2,900      Danaher Corp.                                            174,899
       900      Eaton Corp.                                               66,969
       100      Honeywell International, Inc.                              3,382
     1,400      ITT Industries, Inc.                                      70,700
                                                                     -----------
                                                                         350,870
                METALS/MINING -- 1.1%
     4,600      Alcan, Inc. (Canada)                                     165,278
    14,100      Alcoa, Inc.                                              501,255
                                                                     -----------
                                                                         666,533
                MULTI-MEDIA -- 3.3%
    24,200      AOL Time Warner, Inc. *                                  776,820
     2,300      Fox Entertainment Group, Inc., Class A *                  61,019
     4,400      Gannett Co., Inc.                                        295,812
     7,500      Gemstar-TV Guide International, Inc. *                   207,750
    11,000      Liberty Media Corp., Class A *                           154,000
    13,100      Viacom, Inc., Class B *                                  578,365
                                                                     -----------
                                                                       2,073,766

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
                OIL & GAS -- 5.9%
       300      Anadarko Petroleum Corp.                             $    17,055
       800      Baker Hughes, Inc.                                        29,176
    10,500      ChevronTexaco Corp.                                      940,905
     4,200      Conoco, Inc.                                             118,860
     3,400      Cooper Cameron Corp. *                                   137,224
     4,000      Diamond Offshore Drilling, Inc.                          121,600
    47,800      Exxon Mobil Corp.                                      1,878,540
     2,200      Phillips Petroleum Co.                                   132,572
     4,400      Royal Dutch Petroleum Co., N.Y.
                Registered Shares (Netherlands)                          215,688
     2,300      Transocean Sedco Forex, Inc.                              77,786
                                                                     -----------
                                                                       3,669,406
                PAPER/FOREST PRODUCTS -- 0.3%
     2,000      Georgia-Pacific Group                                     55,220
       700      Temple-Inland, Inc.                                       39,711
     1,900      Weyerhaeuser Co.                                         102,752
                                                                     -----------
                                                                         197,683
                PHARMACEUTICALS -- 9.9%
     7,500      Abbott Laboratories                                      418,125
       100      Allergan, Inc.                                             7,505
    18,400      American Home Products Corp.                           1,129,024
     8,900      Bristol-Myers Squibb Co.                                 453,900
     2,100      Cardinal Health, Inc.                                    135,786
     4,600      Forest Laboratories, Inc. *                              376,970
    13,600      Johnson & Johnson                                        803,760
     9,000      Lilly (Eli) & Co.                                        706,860
     5,700      Merck & Co., Inc.                                        335,160
    28,000      Pfizer, Inc.                                           1,115,800
     2,000      Pharmacia Corp.                                           85,300
    16,900      Schering-Plough Corp.                                    605,189
     2,500      Vertex Pharmaceuticals, Inc. *                            61,475
                                                                     -----------
                                                                       6,234,854
                PHOTOGRAPHIC EQUIPMENT -- 0.1%
     2,500      Eastman Kodak Co.                                         73,575

                PIPELINES -- 0.9%
     5,700      Dynegy, Inc., Class A                                    145,350
     9,400      El Paso Corp.                                            419,334
                                                                     -----------
                                                                         564,684
                REAL ESTATE INVESTMENT TRUST -- 0.2%
     1,100      Boston Properties, Inc.                                   41,800
       500      CarrAmerica Realty Corp.                                  15,050
       900      Equity Office Properties Trust                            27,072
       600      General Growth Properties, Inc.                           23,280
       700      Hospitality Properties Trust                              20,650
     1,000      ProLogis Trust                                            21,510
                                                                     -----------
                                                                         149,362
                RESTAURANTS/FOOD SERVICES -- 0.5%
    11,600      McDonald's Corp.                                         307,052

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
                RETAILING -- 6.2%
     6,000      Abercrombie & Fitch Co., Class A *                   $   159,180
     3,600      Bed Bath & Beyond, Inc. *                                122,040
     1,600      Costco Wholesale Corp. *                                  71,008
       200      CVS Corp.                                                  5,920
     1,600      Federated Department Stores, Inc. *                       65,440
    22,100      Home Depot, Inc.                                       1,127,321
     5,300      Kohl's Corp. *                                           373,332
       500      Lowe's Companies, Inc.                                    23,205
     9,900      Target Corp.                                             406,395
     7,300      TJX Companies, Inc.                                      290,978
    21,200      Wal-Mart Stores, Inc.                                  1,220,060
       700      Walgreen Co.                                              23,562
                                                                     -----------
                                                                       3,888,441
                SEMI-CONDUCTORS -- 4.3%
     6,600      Altera Corp. *                                           140,052
     2,000      Analog Devices, Inc. *                                    88,780
     7,600      Applied Materials, Inc. *                                304,760
       100      Broadcom Corp., Class A *                                  4,087
    43,700      Intel Corp.                                            1,374,365
     1,200      Lattice Semiconductor Corp. *                             24,684
     3,100      Linear Technology Corp.                                  121,024
     1,600      Maxim Integrated Products, Inc. *                         84,016
     9,000      Texas Instruments, Inc.                                  252,000
     7,000      Xilinx, Inc. *                                           273,350
                                                                     -----------
                                                                       2,667,118
                SHIPPING/TRANSPORTATION -- 0.1%
       700      FedEx Corp. *                                             36,316

                TELECOMMUNICATIONS -- 5.5%
     5,000      American Tower Corp., Class A *                           47,350
    18,500      AT&T Corp.                                               335,590
    10,400      AT&T Wireless Services, Inc. *                           149,448
     7,500      BellSouth Corp.                                          286,125
     3,700      Nextel Communications, Inc., Class A *                    40,552
    20,800      Qwest Communications International, Inc.                 293,904
    15,000      SBC Communications, Inc.                                 587,550
    13,600      Sprint Corp. (PCS Group) *                               331,976
    21,200      Verizon Communications, Inc.                           1,006,152
       500      WorldCom, Inc. -- MCI Group                               6,350
    24,700      WorldCom, Inc. -- WorldCom Group *                      347,776
                                                                     -----------
                                                                       3,432,773
                TELECOMMUNICATIONS EQUIPMENT -- 1.3%
     5,600      CIENA Corp. *                                             80,136
    11,300      JDS Uniphase Corp. *                                      98,084
     1,200      Juniper Networks, Inc. *                                  22,740
    27,700      Motorola, Inc.                                           416,054
     3,800      Qualcomm, Inc. *                                         191,900
                                                                     -----------
                                                                         808,914
                TOYS & GAMES -- 0.4%
     3,400      Hasbro, Inc.                                              55,182
    10,400      Mattel, Inc.                                             178,880
                                                                     -----------
                                                                         234,062


                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
                TRANSPORTATION -- 0.3%
     6,900      Burlington Northern Santa Fe Corp.                   $   196,857
       100      CSX Corp.                                                  3,505
                                                                     -----------
                                                                         200,362
                UTILITIES -- 2.6%
     1,800      Ameren Corp.                                              76,140
     2,400      Cinergy Corp.                                             80,232
     3,500      CMS Energy Corp.                                          84,105
       500      Dominion Resources, Inc.                                  30,050
     3,900      DTE Energy Co.                                           163,566
     9,300      Edison International *                                   140,430
     7,400      Entergy Corp.                                            289,414
       301      FirstEnergy Corp.                                         10,529
     1,900      FPL Group, Inc.                                          107,160
     9,700      PG&E Corp. *                                             186,628
     1,600      Pinnacle West Capital Corp.                               66,960
     1,100      Potomac Electric Power Co.                                24,827
     2,500      PPL Corp.                                                 87,125
     3,400      Progress Energy, Inc.                                    153,102
     1,500      Wisconsin Energy Corp.                                    33,840
     2,500      XCEL Energy, Inc.                                         69,350
                                                                     -----------
                                                                       1,603,458
                WHOLESALING -- 0.2%
     3,100      W.W. Grainger, Inc.                                      148,800
                ------------------------------------------------------------------
                Total Common Stocks                                   61,697,001
                (Cost $64,403,187)
----------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS -- 1.1%
----------------------------------------------------------------------------------
Principal
Amount
                U.S. Government Agency Security -- 0.8%
                ---------------------------------------
  $485,000      Federal Home Loan Bank, DN, 1.47%, 01/02/02              484,980
                (Cost $484,980)

                U.S. Treasury Security -- 0.3%
                ------------------------------
   155,000      U.S. Treasury Note, @, 6.38%, 04/30/02                   157,300
                (Cost $156,590)
----------------------------------------------------------------------------------
                Total Short-Term Investments                             642,280
                (Cost $641,570)
----------------------------------------------------------------------------------
                Total Investments -- 100.0%                          $62,339,281
                (Cost $65,044,757)
----------------------------------------------------------------------------------

                       See notes to financial statements.

FUTURES CONTRACTS
----------------------------------------------------------------------------------
  NUMBER                                               NOTIONAL
   OF                                   EXPIRATION     VALUE AT       UNREALIZED
CONTRACTS    DESCRIPTION                  DATE         12/31/01      APPRECIATION
             Long Futures Outstanding
             ------------------------
     2       S&P 500 Index              March, 2002     $574,600        $5,689

INDEX:
*    -- Non-income producing security.
@    -- Security is fully or partially segregated wih the custodian as collateral for futures or with brokers as initial margin for futures contracts.
DN   -- Discount Note: The rate shown is the effective yield at the date of purchase.

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

----------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value                                               $ 62,339,281
      Receivables:
        Interest and dividends                                                            72,473
        Shares of beneficial interest sold                                                33,182
----------------------------------------------------------------------------------------------------
    Total Assets                                                                      62,444,936
----------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
        Due to custodian                                                                     191
        Shares of beneficial interest redeemed                                             9,667
        Margin account for futures contracts                                               4,556
      Accrued liabilities:
        Investment advisory fees                                                          20,639
        Custodian fees                                                                    29,705
        Trustees' fees                                                                     1,602
        Other                                                                             35,074
----------------------------------------------------------------------------------------------------
    Total Liabilities                                                                    101,434
----------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                                                 73,526,363
      Accumulated undistributed net investment income                                     26,798
      Accumulated net realized loss on investments and futures                        (8,509,872)
      Net unrealized depreciation of investments and futures                          (2,699,787)
----------------------------------------------------------------------------------------------------
    Total Net Assets                                                                $ 62,343,502
----------------------------------------------------------------------------------------------------
    Shares of beneficial interest
    outstanding (no par value; unlimited
    number of shares authorized):                                                      4,773,733
    Net asset value, redemption
    and offering price per share                                                    $      13.06
----------------------------------------------------------------------------------------------------
    Cost of investments                                                             $ 65,044,757
----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

----------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Dividends                                                                     $    743,207
      Interest                                                                            38,126
      Dividend income from affiliated investments                                            675
      Foreign taxes withheld                                                              (5,400)
----------------------------------------------------------------------------------------------------
    Total investment income                                                              776,608
----------------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                                           206,331
      Administration fees                                                                102,586
      Custodian fees                                                                      84,379
      Printing and postage                                                                18,155
      Professional fees                                                                   33,190
      Registration expenses                                                                   25
      Transfer agent fees                                                                 17,554
      Trustees' fees                                                                      30,093
      Other                                                                                6,171
----------------------------------------------------------------------------------------------------
    Total expenses                                                                       498,484
----------------------------------------------------------------------------------------------------
      Less earnings credits                                                                  226
----------------------------------------------------------------------------------------------------
        Net expenses                                                                     498,258
----------------------------------------------------------------------------------------------------
    Net investment income                                                                278,350
----------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized loss on transactions from:
        Investments                                                                   (6,477,469)
        Futures                                                                         (118,516)
      Change in net unrealized appreciation/ depreciation from:
        Investments                                                                   (1,370,235)
        Futures contracts                                                                  8,456
----------------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments
      and futures                                                                     (7,957,764)
----------------------------------------------------------------------------------------------------
      Net decrease in net assets from operations                                     $(7,679,414)
----------------------------------------------------------------------------------------------------


                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31,

                                                                        2001            2000
----------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income                                       $      278,350  $     274,601
      Net realized loss on investments and futures                    (6,595,985)    (1,745,571)
      Change in net unrealized appreciation/depreciation of
      investments and futures contracts                               (1,361,779)    (4,467,744)
----------------------------------------------------------------------------------------------------
         Decrease in net assets from operations                       (7,679,414)    (5,938,714)
----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                             (307,202)      (326,818)
      Net realized gain on investment transactions                            --     (1,244,679)
----------------------------------------------------------------------------------------------------
         Total distributions to shareholders                            (307,202)    (1,571,497)
----------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued                                     24,353,661     30,495,397
      Dividends reinvested                                               307,202      1,571,497
      Cost of shares redeemed                                        (10,124,222)    (8,247,358)
----------------------------------------------------------------------------------------------------
      Increase from capital share transactions                        14,536,641     23,819,536
----------------------------------------------------------------------------------------------------
        Total increase in net assets                                   6,550,025     16,309,325
----------------------------------------------------------------------------------------------------
    NET ASSETS:
      Beginning of period                                             55,793,477     39,484,152
----------------------------------------------------------------------------------------------------
      End of period                                               $   62,343,502  $  55,793,477
----------------------------------------------------------------------------------------------------
      Accumulated undistributed net investment income             $       26,798  $      55,650
----------------------------------------------------------------------------------------------------
    SHARE TRANSACTIONS:
      Issued                                                           1,765,814      1,872,991
      Reinvested                                                          23,200         97,832
      Redeemed                                                          (759,415)      (503,087)
----------------------------------------------------------------------------------------------------
      Change in Shares                                                 1,029,599      1,467,736
----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- JPMorgan U.S. Disciplined Equity Portfolio ("Portfolio") is a separate series of J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a diversified, open-end management investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993 for the purpose of funding flexible premium variable life insurance policies.

Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts may differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of the valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B. FUTURES CONTRACTS -- The Portfolio may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin).

Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolio. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolio will recognize a gain or loss when the contract is closed or expires.

As of December 31, 2001, the Portfolio had outstanding futures contracts as listed on the Portfolio of Investments.

C. SECURITY TRANSACTIONS -- Investment transactions are accounted for as of the trade date. Securities gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

D. INVESTMENT INCOME -- Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or as of the time the relevant ex-dividend amount becomes known. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

E. EXPENSES -- Expenses incurred by the Trust with respect to any two or more Portfolios in the Trust are allocated in proportion to the net assets of each Portfolio in the Trust, except where allocations of direct expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

F. FEDERAL INCOME TAXES -- It is the Portfolio's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Internal Revenue Code.

G. DISTRIBUTION TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The tax character of distributions paid during the year ended December 31, 2001 were as follows:

Ordinary income                                                                     $307,202
Long-term capital gain                                                                    --
                                                                                    --------
                                                                                    $307,202
                                                                                    ========

At December 31, 2001, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Current distributable ordinary income                                            $    26,798
   Plus/Less: cumulative timing differences                                               --
                                                                                 -----------
Undistributed ordinary income or overdistribution of
ordinary income                                                                       26,798
                                                                                 ===========
Current distributable long-term capital gain or
tax basis capital loss carryover                                                 $(6,448,225)
   Plus/Less: cumulative timing differences                                       (1,178,977)
                                                                                 -----------
Undistributed long-term gains/accumulated capital loss                            (7,627,202)
                                                                                 ===========
Unrealized appreciation/(depreciation)                                           $(3,582,457)
                                                                                 ===========

The differences between book and tax basis unrealized appreciation/(depreciation) is primarily attributable to wash sale deferrals. The cumulative timing difference primarily consists of deferred Post-October Capital Losses.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE-- The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM" or "Adviser"), an affiliate of JPMorgan Chase Bank ("JPMorgan") (formerly Morgan Guaranty Trust Company of New York) and a wholly owned subsidiary of J.P. Morgan Chase & Co. The Adviser supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.35% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to the Portfolio's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- The Portfolio has an Administration Agreement with JPMorgan (the "Administrator"), under which the Administrator is responsible for providing certain aspects of the administration and operation of the Portfolio. Under the agreement, the Portfolio has agreed to pay the Administrator a fee based on the following: if the total expenses of the Portfolio excluding the advisory fee exceed the expense limit of 0.50% of the average daily net assets of the Portfolio, the Administrator will reimburse the Portfolio for the excess expense amount and receive no fee. Should the expenses be less than the expense limit, the Administrator's fee would be limited to the difference between such expenses and the fees calculated under the Administration Agreement.

Prior to May 1, 2001, the Portfolio retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator for the Portfolio. Under the Co-Administration Agreement between FDI and the Portfolio, the Portfolio agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses.

Effective May 1, 2001, BISYS Fund Services, L.P. ("BISYS") has been named as the Portfolio's Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to JPMorgan as Administrator.

C. CUSTODIAN AND ACCOUNTING FEES -- On November 18, 2001, JPMorgan began providing portfolio accounting and custody services for the Portfolio. The amounts paid to JPMorgan by the Portfolio for custody and accounting fees were $7,293 and are included in custodian fees as presented on the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

3. FEDERAL INCOME TAXES

For Federal income tax purposes, the cost and net unrealized appreciation (depreciation) of investment securities at December 31, 2001 were:

                               GROSS                    GROSS
       AGGREGATE             UNREALIZED               UNREALIZED          NET UNREALIZED
         COST               APPRECIATION             DEPRECIATION          DEPRECIATION
     $65,921,738             $3,976,647             $(7,559,104)          $(3,582,457)

As of December 31, 2001, the Portfolio has capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset capital gains, it is probable that the gains so offset will not be distributed to shareholders. The amount of the carryover and the expiration dates are as follows:

                         AMOUNT                          EXPIRATION DATE
                      $  848,970                        December 31, 2008
                       5,599,255                        December 31, 2009
                      ----------
                      $6,448,225

Capital losses incurred after October 31 ("Post-October Capital Losses") within a Portfolio's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolio incurred $1,178,977 in Post-October Capital Losses and it elected to defer such capital losses.

4. INVESTMENT TRANSACTIONS

For the year ended December 31, 2001, purchases and sales of investments (excluding short-term investments) were as follows:

         PURCHASES               SALES                 PURCHASES               SALES
       (EXCLUDING U.S.       (EXCLUDING U.S.            OF U.S.               OF U.S.
         GOVERNMENT)           GOVERNMENT)            GOVERNMENT            GOVERNMENT
         $45,245,682           $29,837,266                $--                   $--

5. CONCENTRATIONS

From time to time, the Portfolio may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

6. CORPORATE EVENT
On November 10, 2001, Morgan Guaranty Trust Company of New York merged with and into The Chase Manhattan Bank to create The JPMorgan Chase Bank.

FINANCIAL HIGHLIGHTS

                                                                                      Year Ended December 31,
                                                                        -----------------------------------------------
                                                                           2001      2000      1999      1998      1997
-----------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                    $ 14.90   $ 17.35   $ 15.84   $ 14.33    $13.68
Income from investment operations:
  Net investment income                                                    0.06      0.07      0.09      0.10      0.11
  Net gains or losses in securities (both realized and unrealized)        (1.83)    (1.93)     2.80      3.15      3.51
-----------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                       (1.77)    (1.86)     2.89      3.25      3.62
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Dividends from net investment income                                     0.07      0.10      0.06      0.09      0.11
  Distributions from capital gains                                           --      0.49      1.32      1.65      2.86
-----------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                       0.07      0.59      1.38      1.74      2.97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 13.06   $ 14.90   $ 17.35   $ 15.84    $14.33
-----------------------------------------------------------------------------------------------------------------------
Total return                                                             (11.91%)  (10.98%)   18.54%    23.28%    27.50%
Ratios/supplemental data:
  Net assets, end of period (in thousands)                              $62,344   $55,793   $39,484   $18,511    $8,892
Ratios to average net assets:
  Net expenses                                                             0.85%     0.85%     0.87%     0.90%     0.90%
  Net investment income                                                    0.48%     0.57%     0.74%     0.81%     0.75%
  Expenses without reimbursements and earnings credits                     0.85%     0.85%     0.87%     1.48%     2.31%
  Net investment income without reimbursements and earnings credits        0.48%     0.57%     0.74%     0.23%   (0.66%)
Portfolio turnover rate                                                      52%       64%      104%       82%      119%
-----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
JPMorgan U.S. Disciplined Equity Portfolio


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan U.S. Disciplined Equity Portfolio (one of the series constituting J.P. Morgan Series Trust II, hereafter referred to as the "Portfolio") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 14, 2002

                       See notes to financial statements.

TRUSTEE AND TAX LETTER INFORMATION (UNAUDITED)

TRUSTEE -- The following table contains basic information regarding the Trustees that oversee operations of the Trust.

NAME, ADDRESS             POSITION          TERM OF OFFICE      PRINCIPAL          NUMBER OF            OTHER
AND AGE                   HELD WITH         AND LENGTH          OCCUPATIONS        PORTFOLIOS IN        DIRECTORSHIPS
                          JPMORGAN          OF TIME SERVED      DURING PAST        JPMORGAN FUND        HELD OUTSIDE
                          FUND COMPLEX                          5 YEARS            COMPLEX              JPMORGAN FUND
                                                                                   OVERSEEN BY          COMPLEX
                                                                                   TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
John N. Bell;             Trustee              6 years          Retired; formerly    5                  None
462 Lenox Ave.,                                                 Assistant
South Orange, NJ                                                Treasurer,
07079; Age 70                                                   Consolidated
                                                                Edison Company
                                                                of New York, Inc.

John R. Rettberg;         Trustee              6 years          Retired; formerly    5                  Director of Enalasys,
42 Belcourt,                                                    Corporate Vice                          Independent Colleges
Newport Beach, CA                                               President and                           of Southern California,
92660; Age 64                                                   Treasurer, Northrop                     Junior Achievement,
                                                                Grumman Corp.                           Pepperdine University
                                                                "Northrop"                              and Vari-Lite
                                                                                                        International Corp.

John F. Ruffle;           Trustee              6 years          Retired; formerly    5                  Director of Bethlehem
Pleasantville Rd,                                               Director and Vice                       Steel Corp., Wackenhut
New Vernon, NJ 07976;                                           Chairman,                               Corrections Corp.,
Age 64                                                          J.P. Morgan                             Wackenhut Corp.,
                                                                Chase & Co. and                         Trident Corp. and
                                                                Trustee, The John                       American Shared
                                                                Hopkins University                      Hospital Services

Kenneth Whipple, Jr.;     Trustee              6 years          Retired; formerly    5                  Director of CMS Energy
1115 Country Club Drive,                                        Executive Vice                          Corp., Consumers
Bloomfield Hills, MI                                            President, Ford                         Energy Co., WTVS-TV,
48304; Age 67                                                   Motor Company,                          Galileo International
                                                                President, Ford                         and Associates
                                                                Financial Services                      First Capital Corp.
                                                                Group, Chairman,
                                                                Ford Motor Credit
                                                                Company

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER -- For corporate tax payers 100% of the ordinary income distributions paid by the Portfolio during the fiscal year ended December 31, 2001 qualify for the corporate dividends received deduction.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

ANNUAL REPORT

INVESTMENT ADVISOR
J.P. Morgan Investment
Management, Inc.

ADMINISTRATOR
AND CUSTODIAN
JPMorgan Chase Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT
ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                        JPMorgan Funds Fulfillent Center
                                393 Manley Steet
                        West Bridgewater, MA 02379-1039



      (C)J.P. Morgan Chase & Co., 2002 All Rights Reserved. February 2002


                                                                      AN-DEP-202